Income Taxes - Reconciliation of Estimated Income Tax to Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Major components of tax expense (income) [abstract]
Profit before income taxes	$ 131,152	$ 101,867	$ 55,293
Income tax expense at tax rates applicable to individual entities	41,264	32,702	21,765
Effect of:
Items not deductible for tax	544	221	455
Exempt income	(16,024)	(11,250)	(7,706)
Non tax deductible goodwill impairment			4,335
(Gain)/loss in respect of which deferred tax (liability)/asset not recognized due to uncertainty and ineligibility to carry forward	138	324	(105)
Recognition of unutilized tax benefits / Unrecognized losses utilized	(841)		(1,220)
Temporary difference that will reverse during tax holiday period	614	22	1,580
Change in tax rate and law	(401)	(5,685)	78
Provision for uncertain tax position			(1,499)
State taxes	620	317	14
Due to acquisitions and merger		(1,686)
One time tax on undistributed earnings		266
Others, net	(195)	200	(167)
Income tax expense	$ 25,719	$ 15,431	$ 17,530